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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.38%)
Consumer Discretionary (12.37%)
	Automotive Retail (0.74%)
339,000	CarMax, Inc. [1]	$3,852,556	$21,377,340

	Hotels, Resorts & Cruise Lines (2.14%)
525,400	Choice Hotels International, Inc.	2,254,244	33,756,950
500,000	Hyatt Hotels Corp., Cl A [1]	13,523,436	28,105,000

		15,777,680	61,861,950

	Internet & Direct Marketing Retail (3.60%)
297,000	Expedia, Inc.	36,853,480	44,238,150
32,000	The Priceline Group, Inc. [1]	5,125,131	59,856,640

		41,978,611	104,094,790

	Leisure Facilities (5.08%)
725,000	Vail Resorts, Inc.	14,063,109	147,051,750

	Specialty Stores (0.81%)
250,000	Tiffany & Co.	7,708,110	23,467,500

Total Consumer Discretionary		83,380,066	357,853,330

Energy (0.45%)
	Oil & Gas Exploration & Production (0.45%)
107,500	Concho Resources, Inc. [1]	4,595,625	13,064,475

Financials (16.51%)
	Asset Management & Custody Banks (0.64%)
250,000	T. Rowe Price Group, Inc.	6,031,231	18,552,500

	Financial Exchanges & Data (4.09%)
435,000	FactSet Research Systems, Inc.	23,564,473	72,288,300
230,000	MarketAxess Holdings, Inc.	25,489,330	46,253,000

		49,053,803	118,541,300

	Insurance Brokers (2.39%)
475,000	Willis Towers Watson plc [2]	58,514,776	69,093,500

	Investment Banking & Brokerage (3.64%)
2,450,000	The Charles Schwab Corp.	2,351,369	105,252,000

	Property & Casualty Insurance (4.11%)
1,275,000	Arch Capital Group Ltd. [1,2]	13,874,064	118,944,750

	Regional Banks (1.64%)
475,000	First Republic Bank	15,197,602	47,547,500

Total Financials		145,022,845	477,931,550

Health Care (22.89%)
	Health Care Distributors (2.13%)
337,000	Henry Schein, Inc. [1]	9,010,382	61,677,740

	Health Care Equipment (7.04%)
1,121,000	IDEXX Laboratories, Inc. [1]	21,172,869	180,951,820
110,000	Teleflex, Inc.	17,089,386	22,853,600

		38,262,255	203,805,420

	Health Care Facilities (0.61%)
143,000	Universal Health Services, Inc., Cl B	8,105,152	17,457,440

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Supplies (4.37%)
76,000	Align Technology, Inc. [1]	$11,499,267	$11,409,120
240,000	The Cooper Companies, Inc.	30,555,224	57,460,800
610,000	West Pharmaceutical Services, Inc.	26,714,894	57,657,200

		68,769,385	126,527,120

	Life Sciences Tools & Services (8.74%)
380,000	Bio-Techne Corporation	36,982,041	44,650,000
352,000	Illumina, Inc. [1]	15,181,108	61,079,040
250,000	Mettler-Toledo International, Inc. [1]	15,496,167	147,135,000

		67,659,316	252,864,040

Total Health Care		191,806,490	662,331,760

Industrials (15.49%)
	Aerospace & Defense (0.70%)
416,000	BWX Technologies, Inc.	20,035,284	20,280,000

	Building Products (0.71%)
365,000	A.O. Smith Corporation	18,441,692	20,560,450

	Construction Machinery & Heavy Trucks (1.99%)
90,000	WABCO Holdings, Inc. [1]	10,455,704	11,475,900
505,000	Westinghouse Air Brake Technologies Corporation	33,676,456	46,207,500

		44,132,160	57,683,400

	Electrical Components & Equipment (0.67%)
95,000	Acuity Brands, Inc.	19,770,549	19,311,600

	Environmental & Facilities Services (0.82%)
581,087	Rollins, Inc.	16,726,224	23,656,052

	Industrial Conglomerates (1.92%)
240,000	Roper Technologies, Inc.	20,050,485	55,567,200

	Industrial Machinery (2.60%)
430,000	IDEX Corporation	31,397,849	48,594,300
220,000	The Middleby Corp. [1]	10,736,494	26,732,200

		42,134,343	75,326,500

	Research & Consulting Services (5.67%)
740,000	Nielsen Holdings PLC [2]	17,543,971	28,608,400
597,833	TransUnion [1]	24,276,918	25,892,147
1,300,000	Verisk Analytics, Inc. [1]	33,418,943	109,681,000

		75,239,832	164,181,547

	Trading Companies & Distributors (0.41%)
270,000	Fastenal Co.	4,495,179	11,753,100

Total Industrials		261,025,748	448,319,849

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (22.89%)
	Application Software (6.66%)
550,000	ANSYS, Inc. [1]	$14,771,001	$66,924,000
1,220,000	Guidewire Software, Inc. [1]	58,902,936	83,826,200
919,000	SS&C Technologies Holdings, Inc.	25,120,157	35,298,790
32,000	The Ultimate Software Group, Inc. [1]	6,098,077	6,721,920

		104,892,171	192,770,910

	Data Processing & Outsourced Services (3.51%)
206,000	FleetCor Technologies, Inc. [1]	7,476,912	29,707,260
400,000	MAXIMUS, Inc.	20,233,990	25,052,000
740,000	Vantiv, Inc., Cl A [1]	40,255,110	46,871,600

		67,966,012	101,630,860

	Internet Software & Services (5.41%)
200,000	CoStar Group, Inc. [1]	34,528,695	52,720,000
650,000	Verisign, Inc. [1]	31,889,164	60,424,000
270,872	Zillow Group, Inc., Cl A [1]	7,666,898	13,229,388
614,000	Zillow Group, Inc., CI C [1]	15,676,412	30,092,140

		89,761,169	156,465,528

	IT Consulting & Other Services (6.62%)
1,550,000	Gartner, Inc. [1]	33,739,350	191,440,500

	Technology Distributors (0.69%)
321,000	CDW Corp.	19,649,810	20,072,130

Total Information Technology		316,008,512	662,379,928

Real Estate (7.78%)
	Office REITs (0.88%)
60,000	Alexander’s, Inc. [3]	2,675,243	25,287,600

	Real Estate Services (2.01%)
1,600,000	CBRE Group, Inc., Cl A [1]	19,628,157	58,240,000

	Specialized REITs (4.89%)
144,505	Equinix, Inc.	9,802,123	62,015,766
590,000	SBA Communications Corp. [1]	16,542,706	79,591,000

		26,344,829	141,606,766

Total Real Estate		48,648,229	225,134,366

Total Common Stocks		1,050,487,515	2,847,015,258

Shares		Cost	Value
Private Equity Investments (0.11%)
Financials (0.11%)
	Asset Management & Custody Banks (0.11%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	$0	$3,274,087

Principal Amount
Short Term Investments (1.46%)
$42,272,142	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity – $42,272,564; (Fully collateralized by $42,830,000 U.S. Treasury Note, 2.25% due 2/15/2027; Market value – $43,117,818) [5]	42,272,142	42,272,142

Total Investments (99.95%)		$1,092,759,657	2,892,561,487

Cash and Other Assets Less Liabilities (0.05%)			1,539,190

Net Assets			$2,894,100,677

Retail Shares (Equivalent to $68.60 per share based on 28,336,006 shares outstanding)			$1,943,812,680

Institutional Shares (Equivalent to $70.68 per share based on 13,286,987 shares outstanding)			$939,168,669

R6 Shares (Equivalent to $70.67 per share based on 157,338 shares outstanding)			$11,119,328

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	At June 30, 2017, the market value of restricted and fair valued securities amounted to $3,274,087 or 0.11% of net assets. See Note 3 regarding Restricted Securities.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.82%)
Consumer Discretionary (24.00%)
	Apparel, Accessories & Luxury Goods (2.05%)
3,475,000	Under Armour, Inc., Cl A [1]	$13,912,447	$75,616,000
2,450,000	Under Armour, Inc., Cl C [1]	8,970,548	49,392,000

		22,882,995	125,008,000

	Automotive Retail (0.13%)
250,000	Camping World Holdings, Inc., Cl A	6,983,730	7,712,500

	Casinos & Gaming (3.48%)
525,000	Boyd Gaming Corp.	13,239,485	13,025,250
4,155,000	Penn National Gaming, Inc. [1]	36,915,622	88,917,000
2,650,000	Pinnacle Entertainment, Inc. [1]	29,950,651	52,364,000
2,470,582	Red Rock Resorts, Inc., Cl A	51,132,562	58,182,206

		131,238,320	212,488,456

	Education Services (2.44%)
1,925,000	Bright Horizons Family Solutions, Inc. [1]	62,442,112	148,629,250

	Hotels, Resorts & Cruise Lines (6.26%)
3,007,500	Choice Hotels International, Inc. [4]	73,061,456	193,231,875
1,600,000	Marriott Vacations Worldwide Corp. [4]	87,504,361	188,400,000

		160,565,817	381,631,875

	Internet & Direct Marketing Retail (0.17%)
6,966,727	AO World plc (United Kingdom) [1,2]	15,597,002	10,548,305

	Leisure Facilities (7.50%)
900,000	ClubCorp Holdings, Inc.	15,420,591	11,790,000
2,196,993	Vail Resorts, Inc. [4]	80,228,702	445,616,090

		95,649,293	457,406,090

	Movies & Entertainment (1.45%)
5,450,018	Manchester United plc, Cl A [2]	77,159,985	88,562,793
	Specialty Stores (0.52%)
799,223	Dick’s Sporting Goods, Inc.	12,230,119	31,833,052

Total Consumer Discretionary		584,749,373	1,463,820,321

Consumer Staples (2.76%)
	Food Distributors (0.49%)
1,100,000	Performance Food Group Co. [1]	20,900,000	30,140,000

	Food Retail (0.25%)
1,700,000	Smart & Final Stores, Inc. [1]	28,520,013	15,470,000

	Household Products (1.28%)
1,500,000	Church & Dwight Co., Inc.	13,605,477	77,820,000

	Packaged Foods & Meats (0.74%)
550,000	TreeHouse Foods, Inc. [1]	18,480,360	44,929,500

Total Consumer Staples		81,505,850	168,359,500

Financials (22.09%)
	Asset Management & Custody Banks (4.28%)
1,500,000	The Carlyle Group	32,844,319	29,625,000
2,000,000	Cohen & Steers, Inc.	49,208,575	81,080,000
2,250,000	Financial Engines, Inc.	63,928,705	82,350,000
1,455,195	Oaktree Capital Group, LLC	65,648,565	67,812,087

		211,630,164	260,867,087

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Financial Exchanges & Data (8.32%)
1,350,000	FactSet Research Systems, Inc.	$67,699,227	$224,343,000
1,180,000	Morningstar, Inc.	29,712,536	92,441,200
1,850,000	MSCI, Inc.	35,414,266	190,531,500

		132,826,029	507,315,700

	Investment Banking & Brokerage (0.49%)
775,000	Moelis & Co., Cl A	22,607,788	30,108,750

	Life & Health Insurance (2.52%)
2,030,000	Primerica, Inc.	43,907,721	153,772,500

	Property & Casualty Insurance (6.24%)
3,750,000	Arch Capital Group Ltd. [1,2]	36,285,036	349,837,500
832,235	Kinsale Capital Group, Inc.	26,934,140	31,050,688

		63,219,176	380,888,188

	Thrifts & Mortgage Finance (0.24%)
400,000	Essent Group, Ltd. [1,2]	9,483,065	14,856,000

Total Financials		483,673,943	1,347,808,225

Health Care (9.13%)
	Health Care Equipment (4.09%)
600,000	Glaukos Corporation [1]	22,490,363	24,882,000
1,390,000	IDEXX Laboratories, Inc. [1]	21,181,421	224,373,800

		43,671,784	249,255,800

	Health Care Supplies (1.65%)
365,038	Neogen Corp. [1]	8,075,677	25,227,776
800,000	West Pharmaceutical Services, Inc.	27,688,593	75,616,000

		35,764,270	100,843,776

	Health Care Technology (0.26%)
100,000	Evolent Health, Inc. [1]	2,653,970	2,535,000
1,003,544	Inovalon Holdings, Inc., CI A [1]	19,102,555	13,196,604

		21,756,525	15,731,604

	Life Sciences Tools & Services (3.13%)
875,000	Bio-Techne Corporation	46,302,066	102,812,500
150,000	Mettler-Toledo International, Inc. [1]	6,877,057	88,281,000

		53,179,123	191,093,500

Total Health Care		154,371,702	556,924,680

Industrials (5.24%)
	Building Products (3.23%)
1,000,000	CaesarStone Ltd. [1,2]	13,745,322	35,050,000
1,360,000	Masonite International Corp. [1,2]	75,756,613	102,680,000
875,000	Trex Company, Inc. [1]	31,973,878	59,202,500

		121,475,813	196,932,500

	Industrial Machinery (1.40%)
700,000	The Middleby Corp. [1]	19,591,732	85,057,000

	Trading Companies & Distributors (0.61%)
1,000,000	Air Lease Corp.	23,203,508	37,360,000

Total Industrials		164,271,053	319,349,500

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (21.95%)
	Application Software (8.52%)
1,600,000	ANSYS, Inc. [1]	$37,902,179	$194,688,000
1,190,000	Guidewire Software, Inc. [1]	38,711,926	81,764,900
1,000,000	Pegasystems, Inc.	13,997,009	58,350,000
4,825,000	SS&C Technologies Holdings, Inc.	39,398,777	185,328,250

		130,009,891	520,131,150

	Data Processing & Outsourced Services (2.08%)
2,025,000	MAXIMUS, Inc.	37,797,603	126,825,750

	Electronic Components (0.76%)
280,000	Littelfuse, Inc.	31,472,950	46,200,000

	Internet Software & Services (5.79%)
2,324,374	Benefitfocus, Inc. [1,4]	86,529,482	84,490,995
975,000	CoStar Group, Inc. [1]	42,637,436	257,010,000
166,672	Wix.com Ltd. [1,2]	8,319,610	11,600,371

		137,486,528	353,101,366

	IT Consulting & Other Services (4.80%)
2,370,000	Gartner, Inc. [1]	36,432,291	292,718,700

Total Information Technology		373,199,263	1,338,976,966

Real Estate (8.29%)
	Diversified REITs (0.30%)
460,135	American Assets Trust, Inc.	8,503,418	18,124,718

	Office REITs (3.18%)
120,000	Alexander’s, Inc. [5]	22,426,316	50,575,200
3,750,000	Douglas Emmett, Inc.	50,560,518	143,287,500

		72,986,834	193,862,700

	Specialized REITs (4.81%)
750,000	Alexandria Real Estate Equities, Inc. [5]	27,827,790	90,352,500
5,400,000	Gaming and Leisure Properties, Inc.	119,506,198	203,418,000

		147,333,988	293,770,500

Total Real Estate		228,824,240	505,757,918

Telecommunication Services (1.36%)
	Alternative Carriers (1.36%)
7,493,437	Iridium Communications, Inc. [1,4]	45,709,971	82,802,479

Total Common Stocks		2,116,305,395	5,783,799,589

Preferred Stocks (0.26%)
Telecommunication Services (0.26%)
	Alternative Carriers (0.26%)
41,074	Iridium Communications, Inc., Series B, 6.75% [1,4,6]	10,268,500	15,837,724

Shares		Cost	Value
Private Equity Investments (0.02%)
Financials (0.02%)
	Asset Management & Custody Banks (0.02%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	$0	$1,102,080

Principal Amount
Short Term Investments (4.79%)
$292,483,559	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity – $292,486,484; (Fully collateralized by $170,835,000 U.S. Treasury Note, 2.00% due 11/15/2026; Market value – $167,498,422 and $129,965,000 U.S. Treasury Note, 2.25% due 2/15/2027; Market value – $130,838,365) [6]	292,483,559	292,483,559

Total Investments (99.89%)		$2,419,057,454	6,093,222,952

Cash and Other Assets Less Liabilities (0.11%)			6,851,482

Net Assets			$6,100,074,434

Retail Shares (Equivalent to $69.57 per share based on 39,562,977 shares outstanding)			$2,752,564,099

Institutional Shares (Equivalent to $71.22 per share based on 46,958,291 shares outstanding)			$3,344,290,305

R6 Shares (Equivalent to $71.23 per share based on 45,208 shares outstanding)			$3,220,030

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2017, the market value of restricted and fair valued securities amounted to $1,102,080 or 0.02% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.
[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.29%)
Consumer Discretionary (17.76%)
	Advertising (0.63%)
1,000,000	Emerald Expositions Events, Inc.	$17,555,386	$21,900,000

	Automotive Retail (1.55%)
1,750,000	Camping World Holdings, Inc., Cl A	43,901,169	53,987,500

	Cable & Satellite (2.96%)
100,000	Liberty Broadband Corporation, Cl A [1]	404,823	8,579,000
300,000	Liberty Broadband Corporation, Cl C [1]	1,184,602	26,025,000
1,100,000	Liberty SiriusXM Group, Cl C [1]	2,399,373	45,870,000
1,000,000	MSG Networks, Inc., Cl A [1]	7,003,117	22,450,000

		10,991,915	102,924,000

	Casinos & Gaming (1.22%)
1,800,000	Red Rock Resorts, Inc., Cl A	36,563,523	42,390,000

	Education Services (4.08%)
1,500,000	Bright Horizons Family Solutions, Inc. [1]	48,547,800	115,815,000
800,000	Nord Anglia Education, Inc. [1,2]	12,879,083	26,056,000

		61,426,883	141,871,000

	Home Improvement Retail (0.13%)
110,365	Floor & Decor Holdings, Inc., Cl A [1]	2,317,665	4,332,930

	Internet & Direct Marketing Retail (1.32%)
850,000	Liberty Expedia Holdings, Inc., Cl A [1]	36,289,832	45,917,000

	Movies & Entertainment (2.21%)
750,000	Liberty Media Corporation-Liberty Formula One, Cl C [1]	10,168,679	27,465,000
250,000	The Madison Square Garden Company, Cl A [1]	13,336,230	49,225,000

		23,504,909	76,690,000

	Restaurants (2.65%)
500,000	BJ’s Restaurants, Inc. [1]	16,384,828	18,625,000
650,000	The Cheesecake Factory, Inc.	16,907,688	32,695,000
850,000	Wingstop Inc. [1]	20,620,955	26,265,000
1,200,000	Zoe’s Kitchen, Inc. [1,3]	28,425,115	14,292,000

		82,338,586	91,877,000

	Specialty Stores (1.01%)
2,250,000	Party City Holdco, Inc. [1]	32,984,775	35,212,500

Total Consumer Discretionary		347,874,643	617,101,930

Consumer Staples (0.56%)
	Food Distributors (0.56%)
1,500,000	The Chefs’ Warehouse, Inc. [1,3]	22,433,215	19,500,000

Shares		Cost	Value
Common Stocks (continued)
Energy (2.05%)
	Oil & Gas Storage & Transportation (2.05%)
400,000	Dominion Energy Midstream Partners, L.P. (formerly, Dominion Midstream Partners, L.P.)	$8,400,000	$11,540,000
800,000	PBF Logistics LP	20,465,744	15,600,000
2,500,000	Scorpio Tankers Inc. [2]	20,750,000	9,925,000
745,500	Valero Energy Partners LP	20,810,301	34,024,620

Total Energy		70,426,045	71,089,620

Financials (2.42%)
	Asset Management & Custody Banks (1.05%)
1,000,000	Financial Engines, Inc.	14,907,587	36,600,000

	Financial Exchanges & Data (0.53%)
200,000	CBOE Holdings, Inc.	15,498,427	18,280,000

	Investment Banking & Brokerage (0.84%)
750,000	Moelis & Co., Cl A	18,642,401	29,137,500

Total Financials		49,048,415	84,017,500

Health Care (16.96%)
	Biotechnology (0.55%)
1,500,000	Abcam plc (United Kingdom) [2]	14,075,553	19,019,021

	Health Care Equipment (5.97%)
500,000	Cantel Medical Corp.	20,804,109	38,955,000
650,000	DexCom, Inc. [1]	8,701,106	47,547,500
750,000	IDEXX Laboratories, Inc. [1]	11,724,552	121,065,000

		41,229,767	207,567,500

	Health Care Supplies (1.38%)
1,250,000	The Spectranetics Corporation [1]	33,281,895	48,000,000

	Life Sciences Tools & Services (7.41%)
775,000	ICON plc [1,2]	22,033,569	75,787,250
500,000	INC Research Holdings, Inc., Cl A [1]	9,250,000	29,250,000
140,000	Mettler-Toledo International, Inc. [1]	7,249,198	82,395,600
67,902	Patheon N.V. [1,2]	1,641,602	2,368,422
900,000	PRA Health Sciences, Inc. [1]	16,553,917	67,509,000

		56,728,286	257,310,272

	Managed Health Care (1.65%)
1,150,000	HealthEquity, Inc. [1]	19,890,974	57,304,500

Total Health Care		165,206,475	589,201,293

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (22.79%)
	Aerospace & Defense (5.80%)
750,000	DigitalGlobe, Inc. [1]	$21,329,051	$24,975,000
1,000,000	Mercury Systems, Inc. [1]	26,116,728	42,090,000
500,000	TransDigm Group, Inc. [1]	76,351	134,435,000

		47,522,130	201,500,000

	Construction Machinery & Heavy Trucks (0.60%)
750,000	REV Group, Inc. [1]	16,959,272	20,760,000

	Diversified Support Services (0.24%)
175,000	Healthcare Services Group, Inc.	5,146,627	8,195,250

	Electrical Components & Equipment (2.63%)
450,000	Acuity Brands, Inc.	22,758,773	91,476,000

	Environmental & Facilities Services (3.75%)
2,025,000	Waste Connections, Inc. [2]	88,425,000	130,450,500
	Human Resource & Employment Services (2.73%)
1,750,000	On Assignment, Inc. [1]	41,063,515	94,762,500

	Industrial Machinery (3.71%)
400,000	John Bean Technologies Corp.	34,025,097	39,200,000
250,000	Nordson Corp.	6,938,012	30,330,000
325,000	RBC Bearings, Incorporated [1]	20,780,422	33,072,000
1,400,000	Welbilt, Inc. [1]	23,278,555	26,390,000

		85,022,086	128,992,000

	Trading Companies & Distributors (3.33%)
1,200,000	SiteOne Landscape Supply, Inc. [1]	32,619,256	62,472,000
1,825,000	Univar, Inc. [1]	37,398,551	53,290,000

		70,017,807	115,762,000

Total Industrials		376,915,210	791,898,250

Information Technology (26.30%)
	Application Software (8.47%)
1,000,000	ACI Worldwide, Inc. [1]	11,814,864	22,370,000
850,000	Aspen Technology, Inc. [1]	31,990,281	46,971,000
4,021,000	Cision Ltd. (formerly, Capitol Acquisition Holding Co.) [1,2,4]	41,828,838	41,376,090
1,600,000	Guidewire Software, Inc. [1]	45,300,514	109,936,000
350,000	The Ultimate Software Group, Inc. [1]	5,741,550	73,521,000

		136,676,047	294,174,090

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (3.01%)
400,000	FleetCor Technologies, Inc. [1]	$9,414,050	$57,684,000
450,000	WEX, Inc. [1]	18,982,530	46,921,500

		28,396,580	104,605,500
	Electronic Equipment & Instruments (2.44%)
1,000,000	Cognex Corp.	17,347,926	84,900,000

	Internet Software & Services (3.73%)
500,000	2U, Inc. [1]	22,139,474	23,460,000
1,350,000	GTT Communications, Inc. [1]	41,237,459	42,727,500
400,000	The Trade Desk, Inc., Cl A [1]	14,200,000	20,044,000
450,000	Wix.com Ltd. [1,2]	25,924,445	31,320,000
900,000	Yext, Inc. [1]	11,641,888	11,997,000

		115,143,266	129,548,500

	IT Consulting & Other Services (6.25%)
1,700,000	Acxiom Corp. [1]	38,602,270	44,166,000
1,400,000	Gartner, Inc. [1]	23,400,287	172,914,000

		62,002,557	217,080,000

	Systems Software (0.70%)
600,000	Qualys, Inc. [1]	21,455,294	24,480,000

	Technology Hardware, Storage & Peripherals (1.70%)
1,250,000	Electronics For Imaging, Inc. [1]	53,031,020	59,225,000

Total Information Technology		434,052,690	914,013,090

Materials (4.08%)
	Commodity Chemicals (0.25%)
350,000	Westlake Chemical Partners LP	8,402,456	8,662,500

	Construction Materials (1.87%)
2,250,000	Summit Materials, Inc., Cl A [1]	45,576,840	64,957,500

	Metal & Glass Containers (1.31%)
800,000	Berry Global Group, Inc. (formerly, Berry Plastics Group, Inc.) [1]	12,652,147	45,608,000

	Specialty Chemicals (0.65%)
2,515,814	Flotek Industries, Inc. [1]	42,116,765	22,491,377

Total Materials		108,748,208	141,719,377

Real Estate (4.75%)
	Office REITs (0.31%)
100,000	SL Green Realty Corp.	2,127,325	10,580,000

	Real Estate Services (0.52%)
500,000	CBRE Group, Inc., Cl A [1]	2,180,507	18,200,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)

	Specialized REITs (3.92%)
1,200,000	Gaming and Leisure Properties, Inc.	$20,584,182	$45,204,000
675,000	SBA Communications Corp. [1]	2,720,831	91,057,500

		23,305,013	136,261,500

Total Real Estate		27,612,845	165,041,500

Telecommunication Services (0.62%)
	Wireless Telecommunication Services (0.62%)
76,306,053	PT Sarana Menara Nusantara Tbk. (Indonesia) [2]	15,889,781	21,699,489

Total Common Stocks		1,618,207,527	3,415,282,049

Principal Amount
Short Term Investments (1.78%)
$62,025,499	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity – $62,026,120; (Fully collateralized by $62,845,000 U.S. Treasury Note, 2.25% due 2/15/2027; Market value – $63,267,318) [5]	62,025,499	62,025,499

Total Investments (100.07%)		$1,680,233,026	3,477,307,548

Liabilities Less Cash and Other Assets (-0.07%)			(2,385,872)

Net Assets			$3,474,921,676

Retail Shares (Equivalent to $29.34 per share based on 59,041,047 shares outstanding)			$1,732,213,008

Institutional Shares (Equivalent to $30.22 per share based on 54,810,472 shares outstanding)			$1,656,409,623

R6 Shares (Equivalent to $30.21 per share based on 2,856,220 shares outstanding)			$86,299,045

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 6 regarding “Affiliated” companies.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.72%)
Consumer Discretionary (20.53%)
	Automobile Manufacturers (5.59%)
40,000	Tesla, Inc. [1]	$8,209,677	$14,464,400

	Internet & Direct Marketing Retail (13.07%)
17,375	Amazon.com, Inc. [1]	5,618,015	16,819,000
48,800	Expedia, Inc.	5,484,289	7,268,760
35,425	Netflix, Inc. [1]	1,250,190	5,292,849
2,385	The Priceline Group, Inc. [1]	377,932	4,461,190

		12,730,426	33,841,799

	Movies & Entertainment (1.87%)
298,014	Manchester United plc, Cl A [2]	4,836,160	4,842,728

Total Consumer Discretionary		25,776,263	53,148,927

Energy (0.95%)
	Oil & Gas Exploration & Production (0.95%)
20,315	Concho Resources, Inc. [1]	1,832,910	2,468,882

Financials (3.30%)
	Financial Exchanges & Data (1.43%)
18,400	MarketAxess Holdings, Inc.	1,838,545	3,700,240

	Investment Banking & Brokerage (1.87%)
112,600	The Charles Schwab Corp.	3,276,303	4,837,296

Total Financials		5,114,848	8,537,536

Health Care (10.25%)
	Biotechnology (3.92%)
40,800	Acceleron Pharma, Inc. [1]	1,297,591	1,239,912
4,700	Biogen, Inc. [1]	1,307,598	1,275,392
13,600	Clovis Oncology, Inc. [1]	1,285,556	1,273,368
9,600	Incyte Corp. [1]	1,282,052	1,208,736
48,600	Sage Therapeutics, Inc. [1]	1,536,111	3,870,504
9,100	TESARO, Inc. [1]	1,293,325	1,272,726

		8,002,233	10,140,638

	Health Care Equipment (4.41%)
29,500	Edwards Lifesciences Corp. [1]	2,603,315	3,488,080
97,800	Glaukos Corporation [1]	3,220,314	4,055,766
4,145	Intuitive Surgical, Inc. [1]	2,735,646	3,877,108

		8,559,275	11,420,954
	Life Sciences Tools & Services (1.25%)
18,615	Illumina, Inc. [1]	1,282,663	3,230,075

	Pharmaceuticals (0.67%)
40,500	Supernus Pharmaceuticals, Inc. [1]	1,737,989	1,745,550

Total Health Care		19,582,160	26,537,217

Industrials (1.00%)
	Research & Consulting Services (1.00%)
30,690	Verisk Analytics, Inc. [1]	1,497,230	2,589,315

Shares		Cost	Value
Common Stocks (continued)
Information Technology (56.82%)
	Application Software (10.89%)
19,675	ANSYS, Inc. [1]	$404,723	$2,394,054
207,100	Guidewire Software, Inc. [1]	5,332,081	14,229,841
45,680	salesforce.com, Inc. [1]	2,658,650	3,955,888
42,500	Splunk, Inc. [1]	2,363,035	2,417,825
135,000	SS&C Technologies Holdings, Inc.	4,579,511	5,185,350

		15,338,000	28,182,958
	Data Processing & Outsourced Services (5.01%)
49,200	MasterCard Incorporated, Cl A	4,071,905	5,975,340
74,500	Visa, Inc., Cl A	5,463,796	6,986,610

		9,535,701	12,961,950

	Home Entertainment Software (1.00%)
24,500	Electronic Arts, Inc. [1]	2,177,214	2,590,140

	Internet Software & Services (23.54%)
29,500	2U, Inc. [1]	1,300,092	1,384,140
42,000	Alibaba Group Holding Ltd., ADR [1,2]	2,953,721	5,917,800
11,850	Alphabet, Inc., Cl C [1]	7,767,693	10,768,450
197,714	Benefitfocus, Inc. [1]	7,315,343	7,186,904
42,233	CoStar Group, Inc. [1]	1,138,956	11,132,619
37,350	Facebook, Inc., Cl A [1]	2,501,678	5,639,103
147,800	Tencent Holdings Ltd. (Hong Kong) [2]	4,488,314	5,285,434
77,010	The Trade Desk, Inc., Cl A [1]	1,483,955	3,858,971
55,143	Wix.com Ltd. [1,2]	3,059,112	3,837,953
146,000	Yext, Inc. [1]	1,977,843	1,946,180
80,950	Zillow Group, Inc., Cl C [1]	1,808,633	3,967,360

		35,795,340	60,924,914

	IT Consulting & Other Services (8.65%)
351,700	Acxiom Corp. [1]	6,024,060	9,137,166
107,387	Gartner, Inc. [1]	2,057,871	13,263,368

		8,081,931	22,400,534

	Semiconductors (1.15%)
69,000	Mellanox Technologies Ltd. [1,2]	2,961,177	2,987,700

	Systems Software (6.58%)
57,551	Cloudera, Inc. [1,3]	863,265	921,967
31,300	Proofpoint, Inc. [1]	2,524,109	2,717,779
36,800	Red Hat, Inc. [1]	1,615,504	3,523,600
59,900	ServiceNow, Inc. [1]	3,658,480	6,349,400
94,300	Varonis Systems, Inc. [1]	2,654,385	3,507,960

		11,315,743	17,020,706

Total Information Technology		85,205,106	147,068,902

Real Estate (2.87%)
	Specialized REITs (2.87%)
10,325	Equinix, Inc.	195,444	4,431,077
22,200	SBA Communications Corp. [1]	74,250	2,994,780

Total Real Estate		269,694	7,425,857

Total Common Stocks		139,278,211	247,776,636

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (4.42%)
$11,428,291	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity – $11,428,405; (Fully collateralized by $11,890,000 U.S. Treasury Note, 2.00% due 11/15/2026; Market value – $11,657,776) [4]	$11,428,291	$11,428,291

Total Investments (100.14%)		$150,706,502	259,204,927

Liabilities Less Cash and Other Assets (-0.14%)			(374,749)

Net Assets			$258,830,178

Retail Shares (Equivalent to $17.93 per share based on 11,518,032 shares outstanding)			$206,479,984

Institutional Shares (Equivalent to $18.45 per share based on 2,785,332 shares outstanding)			$51,385,933

R6 Shares (Equivalent to $18.46 per share based on 52,240 shares outstanding)			$964,261

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.57%)
Consumer Discretionary (29.79%)
	Automobile Manufacturers (1.05%)
5,036	Tesla, Inc. [1]	$1,272,774	$1,821,068

	Cable & Satellite (2.74%)
24,450	Naspers Limited, Cl N (South Africa) [2]	3,602,327	4,756,373

	Internet & Direct Marketing Retail (24.74%)
26,405	Amazon.com, Inc. [1]	6,616,510	25,560,040
91,960	Ctrip.com International Ltd., ADR [1,2]	2,980,456	4,952,966
29,321	Expedia, Inc.	3,507,773	4,367,363
4,337	The Priceline Group, Inc. [1]	2,941,040	8,112,445

		16,045,779	42,992,814

	Restaurants (1.26%)
37,710	Starbucks Corp.	1,003,746	2,198,870

Total Consumer Discretionary		21,924,626	51,769,125

Energy (1.30%)
	Oil & Gas Exploration & Production (1.30%)
18,548	Concho Resources, Inc. [1]	1,774,388	2,254,138

Financials (10.50%)
	Asset Management & Custody Banks (1.92%)
84,940	Brookfield Asset Management, Inc., Cl A [2]	1,716,811	3,330,497

	Consumer Finance (1.04%)
60,667	Synchrony Financial	1,985,245	1,809,090

	Financial Exchanges & Data (2.56%)
35,570	CME Group, Inc.	2,088,336	4,454,787

	Investment Banking & Brokerage (2.87%)
116,272	The Charles Schwab Corp.	3,623,115	4,995,045

	Regional Banks (2.11%)
36,627	First Republic Bank	2,619,742	3,666,363

Total Financials		12,033,249	18,255,782

Health Care (8.98%)
	Biotechnology (2.56%)
6,459	Biogen, Inc. [1]	1,734,905	1,752,714
5,489	Regeneron Pharmaceuticals, Inc. [1]	1,763,077	2,695,868

		3,497,982	4,448,582

	Health Care Equipment (2.45%)
4,562	Intuitive Surgical, Inc. [1]	2,885,519	4,267,158

	Health Care Technology (1.00%)
28,321	Veeva Systems, Inc., Cl A [1]	1,758,780	1,736,360

	Life Sciences Tools & Services (2.97%)
29,701	Illumina, Inc. [1]	1,055,541	5,153,718

Total Health Care		9,197,822	15,605,818

Shares		Cost	Value
Common Stocks (continued)
Industrials (1.13%)
	Research & Consulting Services (1.13%)
23,408	Verisk Analytics, Inc. [1]	$870,323	$1,974,933

Information Technology (38.92%)
	Application Software (0.94%)
12,409	Mobileye N.V. [1,2]	310,225	779,285
48,528	Snap, Inc., Cl A [1,3]	835,904	862,343

		1,146,129	1,641,628

	Data Processing & Outsourced Services (9.05%)
65,205	MasterCard Incorporated, Cl A	3,418,562	7,919,148
83,299	Visa, Inc., Cl A	2,537,808	7,811,780

		5,956,370	15,730,928

	Internet Software & Services (20.47%)
92,830	Alibaba Group Holding Ltd., ADR [1,2]	7,959,441	13,079,747
1,948	Alphabet, Inc., Cl A [1]	280,365	1,811,017
10,046	Alphabet, Inc., Cl C [1]	4,142,964	9,129,101
65,002	Facebook, Inc., Cl A [1]	1,611,512	9,814,002
25,018	Wix.com Ltd. [1,2]	1,800,207	1,741,253

		15,794,489	35,575,120

	IT Consulting & Other Services (1.24%)
25,579	EPAM Systems, Inc. [1]	1,727,106	2,150,938
	Semiconductor Equipment (2.08%)
27,701	ASML Holding N.V. [2]	1,817,805	3,609,717

	Systems Software (2.10%)
38,097	Red Hat, Inc. [1]	1,910,187	3,647,788

	Technology Hardware, Storage & Peripherals (3.04%)
36,662	Apple, Inc.	869,664	5,280,061

Total Information Technology		29,221,750	67,636,180

Materials (2.12%)
	Fertilizers & Agricultural Chemicals (2.12%)
31,146	Monsanto Co.	2,616,700	3,686,440

Real Estate (4.83%)
	Specialized REITs (4.83%)
19,555	Equinix, Inc.	3,178,515	8,392,224

Total Common Stocks		80,817,373	169,574,640

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (3.60%)
Repurchase Agreement (3.23%)
$5,605,499	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity – $5,605,555; (Fully collateralized by $5,835,000 U.S. Treasury Note, 2.00% due 11/15/2026 Market value – $5,721,037) [5]	$5,605,499	$5,605,499
Shares
Securities Lending Collateral (0.37%)
649,645	State Street Navigator Securities Lending Prime Portfolio [4,5]	649,645	649,645

Total Short Term Investments		6,255,144	6,255,144

Total Investments (101.17%)		$87,072,517	175,829,784

Liabilities Less Cash and Other Assets (-1.17%)			(2,040,387)

Net Assets			$173,789,397

Retail Shares (Equivalent to $22.62 per share based on 3,620,952 shares outstanding)			$81,902,100

Institutional Shares (Equivalent to $22.98 per share based on 3,916,073 shares outstanding)			$89,997,257

R6 Shares (Equivalent to $22.99 per share based on 82,214 shares outstanding)			$1,890,040

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The value of all securities loaned at June 30, 2017 amounted to $632,559 or 0.36% of net assets. See Note 2d regarding Securities Lending.
[4]	Represents investment of cash collateral received from securities lending transactions. See Note 2d regarding Securities Lending.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.90%)
Consumer Discretionary (15.87%)
	Cable & Satellite (1.37%)
125,000	MSG Networks, Inc., Cl A [1]	$2,693,778	$2,806,250

	Casinos & Gaming (4.05%)
180,000	Pinnacle Entertainment, Inc. [1]	2,996,771	3,556,800
200,000	Red Rock Resorts, Inc., Cl A	4,492,573	4,710,000

		7,489,344	8,266,800

	Home Improvement Retail (0.56%)
55,000	The Tile Shop Holdings, Inc.	1,132,515	1,135,750

	Internet & Direct Marketing Retail (2.38%)
90,000	Liberty Expedia Holdings, Inc., Cl A [1]	4,056,511	4,861,800

	Movies & Entertainment (1.25%)
73,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	2,046,926	2,557,190

	Restaurants (4.85%)
57,000	Bob Evans Farms, Inc.	3,827,961	4,094,310
35,000	Chuy’s Holdings, Inc. [1]	1,054,805	819,000
375,000	Domino’s Pizza Group plc (United Kingdom) [2]	1,672,761	1,435,462
115,000	Wingstop, Inc. [1]	2,805,937	3,553,500

		9,361,464	9,902,272

	Specialty Stores (1.41%)
183,500	Party City Holdco, Inc. [1]	2,636,624	2,871,775

Total Consumer Discretionary		29,417,162	32,401,837

Consumer Staples (0.29%)
	Packaged Foods & Meats (0.29%)
750,000	Barfresh Food Group, Inc. [1]	417,200	592,500

Energy (0.82%)
	Oil & Gas Exploration & Production (0.19%)
239,233	Jones Energy, Inc. [1]	1,090,123	382,773
	Oil & Gas Storage & Transportation (0.63%)
45,000	Dominion Energy Midstream Partners, L.P. (formerly, Dominion Midstream Partners, L.P.)	1,060,812	1,298,250

Total Energy		2,150,935	1,681,023

Financials (1.35%)
	Property & Casualty Insurance (1.35%)
74,000	Kinsale Capital Group, Inc.	1,752,967	2,760,940

Health Care (24.09%)
	Biotechnology (8.40%)
103,200	Adamas Pharmaceuticals, Inc. [1]	1,700,198	1,804,968
209,500	Flexion Therapeutics, Inc. [1]	3,888,859	4,236,090
90,900	Foundation Medicine, Inc. [1]	2,242,316	3,613,275
215,500	Myriad Genetics, Inc. [1]	4,150,559	5,568,520
24,200	Sage Therapeutics, Inc. [1]	1,354,557	1,927,288

		13,336,489	17,150,141

	Health Care Equipment (4.13%)
112,000	Glaukos Corporation [1]	4,137,421	4,644,640
23,000	Inogen, Inc. [1]	1,179,820	2,194,660
21,300	Nevro Corp. [1]	1,653,257	1,585,359

		6,970,498	8,424,659

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Services (2.90%)
170,900	Teladoc, Inc. [1]	$4,530,954	$5,930,230

	Health Care Supplies (4.94%)
560,900	Cerus Corp. [1]	2,711,287	1,407,859
471,500	Sientra, Inc. [1]	3,907,167	4,582,980
106,500	The Spectranetics Corporation [1]	2,757,120	4,089,600

		9,375,574	10,080,439

	Pharmaceuticals (3.72%)
65,300	Pacira Pharmaceuticals, Inc. [1]	2,862,126	3,114,810
850,000	TherapeuticsMD, Inc. [1]	4,615,083	4,479,500

		7,477,209	7,594,310

Total Health Care		41,690,724	49,179,779

Industrials (11.80%)
	Aerospace & Defense (4.74%)
468,000	The KEYW Holding Corporation [1]	4,335,427	4,375,800
126,000	Mercury Systems, Inc. [1]	3,022,920	5,303,340

		7,358,347	9,679,140

	Heavy Electrical Equipment (2.11%)
233,500	TPI Composites, Inc. [1]	4,028,672	4,315,080

	Industrial Machinery (3.29%)
24,500	ESCO Technologies, Inc.	1,053,145	1,461,425
170,000	Kornit Digital Ltd. [1,2]	2,614,585	3,289,500
46,000	Sun Hydraulics Corp.	1,716,970	1,962,820

		5,384,700	6,713,745

	Trading Companies & Distributors (1.66%)
65,000	SiteOne Landscape Supply, Inc. [1]	2,496,022	3,383,900

Total Industrials		19,267,741	24,091,865

Information Technology (33.32%)
	Application Software (1.20%)
50,000	QAD, Inc., Cl A	1,469,585	1,602,500
32,000	QAD, Inc., Cl B	648,407	859,200

		2,117,992	2,461,700

	Electronic Equipment & Instruments (3.53%)
6,100	Coherent, Inc. [1]	480,442	1,372,439
162,000	Novanta, Inc. [1,2]	4,893,990	5,832,000

		5,374,432	7,204,439

	Internet Software & Services (12.27%)
194,200	Amber Road, Inc. [1]	1,494,499	1,664,294
135,000	CommerceHub, Inc., Series C [1]	2,135,264	2,354,400
85,700	Envestnet, Inc. [1]	3,141,909	3,393,720
475,000	JUST EAT plc (United Kingdom) [1,2]	3,074,814	4,052,246
20,000	MINDBODY, Inc., Cl A [1]	556,339	544,000
200,000	Quotient Technology, Inc. [1]	2,190,188	2,300,000
110,000	The Trade Desk, Inc., Cl A [1]	3,342,047	5,512,100
135,000	TrueCar, Inc. [1]	1,888,949	2,690,550
190,000	Yext, Inc. [1]	2,613,098	2,532,700

		20,437,107	25,044,010

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (1.40%)
110,000	Acxiom Corp. [1]	$2,909,793	$2,857,800

	Semiconductor Equipment (1.11%)
112,000	Ichor Holdings Ltd. [1,2]	1,507,334	2,257,920

	Semiconductors (8.02%)
32,000	Ambarella, Inc. [1,2]	1,819,147	1,553,600
202,725	Everspin Technologies, Inc. [1]	1,646,197	4,050,445
50,000	Impinj, Inc. [1]	1,183,553	2,432,500
149,500	MACOM Technology Solutions Holdings, Inc. [1]	6,348,259	8,337,615

		10,997,156	16,374,160

	Systems Software (5.79%)
34,949	Cloudera, Inc. [1,3]	524,235	559,883
28,132	Okta, Inc. [1,3]	478,244	641,410
161,600	Qualys, Inc. [1]	5,298,572	6,593,280
108,000	Varonis Systems, Inc. [1]	3,110,092	4,017,600

		9,411,143	11,812,173

Total Information Technology		52,754,957	68,012,202

Materials (0.88%)
	Specialty Chemicals (0.88%)
200,000	Flotek Industries, Inc. [1]	2,256,168	1,788,000

Real Estate (1.34%)
	Industrial REITs (1.34%)
100,000	Rexford Industrial Realty, Inc.	2,253,563	2,744,000

Telecommunication Services (3.14%)
	Integrated Telecommunication Services (3.14%)
175,000	General Communication, Inc., Cl A [1]	6,482,841	6,412,000

Total Common Stocks		158,444,258	189,664,146

Warrants (0.04%)
Consumer Staples (0.04%)
	Packaged Foods & Meats (0.04%)
300,000	Barfresh Food Group, Inc. Warrants Exp 3/13/2020 [1,4,5]	0	87,000

Principal Amount		Cost	Value
Short Term Investments (7.67%)
Repurchase Agreement (7.67%)
$15,650,604	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2017, 0.12% due 7/3/2017; Proceeds at maturity – $15,650,760; (Fully collateralized by $15,860,000 U.S. Treasury Note, 2.25% due 2/15/2027; Market value – $15,966,579) [5]	$15,650,604	$15,650,604

Total Investments (100.61%)		$174,094,862	205,401,750

Liabilities Less Cash and Other Assets (-0.61%)			(1,253,412)

Net Assets			$204,148,338

Retail Shares (Equivalent to $16.68 per share based on 6,650,840 shares outstanding)			$110,905,380

Institutional Shares (Equivalent to $16.83 per share based on 5,362,319 shares outstanding)			$90,248,149

R6 Shares (Equivalent to $16.83 per share based on 177,938 shares outstanding)			$2,994,809

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	At June 30, 2017, the market value of restricted and fair valued securities amounted to $87,000 or 0.04% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	June 30, 2017

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers six series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At June 30, 2017, Baron Fifth Avenue Growth Fund had securities on loan with values of $632,559 and held $649,645 of short term investments as collateral for these loans.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at June 30, 2017, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

Baron Funds	June 30, 2017

3. RESTRICTED SECURITIES

At June 30, 2017, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2017, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$3,274,087

(Cost $0) (0.11% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$1,102,080

(Cost $0) (0.02% of Net Assets)

	Baron Discovery Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Barfresh Food Group, Inc., Warrants, Exp 3/13/2020	2/23/2015	$87,000

(Cost $0) (0.04% of Net Assets)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•	Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);
•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Funds	June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,847,015,258	$—	$—	$2,847,015,258
Private Equity Investments	—	—	3,274,087	3,274,087
Short Term Investments	—	42,272,142	—	42,272,142

Total Investments	$2,847,015,258	$42,272,142	$3,274,087	$2,892,561,487

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period ended June 30, 2017.

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,783,799,589	$—	$—	$5,783,799,589
Preferred Stocks	—	15,837,724	—	15,837,724
Private Equity Investments	—	—	1,102,080	1,102,080
Short Term Investments	—	292,483,559	—	292,483,559

Total Investments	$5,783,799,589	$308,321,283	$1,102,080	$6,093,222,952

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended June 30, 2017.

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,415,282,049	$—	$—	$3,415,282,049
Short Term Investments	—	62,025,499	—	62,025,499

Total Investments	$3,415,282,049	$62,025,499	$—	$3,477,307,548

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period ended June 30, 2017.

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$247,776,636	$—	$—	$247,776,636
Short Term Investments	—	11,428,291	—	11,428,291

Total Investments	$247,776,636	$11,428,291	$—	$259,204,927

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period ended June 30, 2017.

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$169,574,640	$—	$—	$169,574,640
Short Term Investments†	—	6,255,144	—	6,255,144

Total Investments	$169,574,640	$6,255,144	$—	$175,829,784

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period ended June 30, 2017.

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	June 30, 2017

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$189,664,146	$—	$—	$189,664,146
Warrants	—	87,000	—	87,000
Short Term Investments†	—	15,650,604	—	15,650,604

Total Investments	$189,664,146	$15,737,604	$—	$205,401,750

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period ended June 30, 2017.

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change Net in Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2017
Private Equity Investments
Financials	$3,175,300	$—	$—	$98,787	$—	$—	$—	$—	$3,274,087	$98,787

Total	$3,175,300	$—	$—	$98,787	$—	$—	$—	$—	$3,274,087	$98,787

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2017
Private Equity Investments
Financials	$1,068,828	$—	$—	$33,252	$—	$—	$—	$—	$1,102,080	$33,252

Total	$1,068,828	$—	$—	$33,252	$—	$—	$—	$—	$1,102,080	$33,252

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of June 30, 2017, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Cost of investments	$1,092,759,657	$2,419,057,454	$1,680,233,026	$150,706,502	$87,072,517	$174,094,862

Gross tax unrealized appreciation	$1,800,350,926	$3,707,391,761	$1,849,909,732	$108,854,515	$89,014,796	$34,943,536
Gross tax unrealized depreciation	(549,096)	(33,226,263)	(52,835,210)	(356,090)	(257,529)	(3,636,648)

Net unrealized appreciation	$1,799,801,830	$3,674,165,498	$1,797,074,522	$108,498,425	$88,757,267	$31,306,888

Baron Funds	June 30, 2017

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2016	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2017	Value at June 30, 2017
“Affiliated” Company as of June 30, 2017:
Benefitfocus, Inc.	$92,789,010	$—	$—	$(8,298,015)	$—	$—	2,324,374	$84,490,995
Choice Hotels International, Inc.	135,578,100	—	—	57,653,775	—	1,939,838	3,007,500	193,231,875
Iridium Communications, Inc.	60,771,774	—	—	22,030,705	—	—	7,493,437	82,802,479
Iridium Communications, Inc., Series B, 6.75%	12,353,827	—	—	3,483,897	—	346,562	41,074	15,837,724
Marriott Vacations Worldwide Corp.	117,312,000	—	—	71,088,000	—	1,680,000	1,600,000	188,400,000
Vail Resorts, Inc.	323,925,824	20,357,722	—	101,332,544	—	8,078,920	2,196,993	445,616,090

	$742,730,535	$20,357,722	$—	$247,290,906	—	$12,045,320		$1,010,379,163

No Longer an “Affiliated” Company as of June 30, 2017:
CaesarStone Ltd.	$78,813,900	$—	$39,883,157	$(14,467,270)	$10,586,527	$—	1,000,000	$35,050,000
Primerica, Inc.	132,575,000	—	34,885,299	34,845,276	21,237,523	1,257,475	2,030,000	153,772,500

	$211,388,900	$—	$74,768,456	$20,378,006	$31,824,050	$1,257,475		$188,822,500

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2016	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2017	Value at June 30, 2017
“Affiliated” Company as of June 30, 2017:
The Chefs’ Warehouse, Inc.	$18,721,472	$—	$2,159,866	$3,889,917	$(951,523)	$—	1,500,000	$19,500,000
Zoe’s Kitchen, Inc.	11,095,000	13,433,782	—	(10,236,782)	—	—	1,200,000	14,292,000

	$29,816,472	$13,433,782	$2,159,866	$(6,346,865)	$(951,523)	$—		$33,792,000

No Longer an “Affiliated” Company as of June 30, 2017:
Cision Ltd. (formerly, Capitol Acquisition Holding Co.)	$—	$41,828,838	$—	$(452,748)	$—	$—	4,021,000	$41,376,090

[1]	An “Affiliated” Company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2017.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Adviser is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

In December 2016, the Financial Accounting Standards Board issued Accounting Standards Update No. 2016-19 (“ASU 2016-19”), “Technical Corrections and Improvements.” The guidance includes an amendment to Topic 820, Fair Value Measurement, which clarifies the difference between a valuation approach and a valuation technique when applying the guidance in that Topic. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The guidance is effective for interim periods beginning after December 15, 2016. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	August 21, 2017